LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2014
LAND USE RIGHT, NET

13. LAND USE RIGHT, NET

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,343	85,160,348	13,725,357
Less: accumulated amortization	(12,966,137)	(14,887,052)	(2,399,357)

Net book value	72,194,206	70,273,296	11,326,000

Amortization charge for the years ended December 31, 2012, 2013 and 2014 amounted to RMB1.9 million, RMB1.9 million and RMB1.9 million (US$0.3 million), respectively.